Borrowings	12 Months Ended
Dec. 31, 2017
Borrowings [Abstract]
BORROWINGS

NOTE 7 – BORROWINGS

Short-term borrowings at December 31 consist of the following:

	2017	2016
	(In Thousands)
Securities sold under agreements to repurchase	$24,286	$32,811
Federal Home Loan Bank short-term borrowings	18,244	-
	$42,530	$32,811

The outstanding balances and related information of short-term borrowings are summarized as follows:

	Years Ended December 31,
	2017	2016
	(Dollars In Thousands)
Average balance during the year	$39,170	$41,593
Average interest rate during the year	0.51%	0.31%
Maximum month-end balance during the year	$54,286	$52,672
Weighted average interest rate at the end of the year	0.87%	0.32%

Securities sold under agreements to repurchase generally mature within one day to one year from the transaction date. Securities with an amortized cost and fair value of $27,255,000  and $26,626,000 at December 31, 201 and $35,770,000 and $35,147,000 at December 31, 2016, respectively, were pledged as collateral for these agreements. The securities underlying the agreements were under the Company’s control.

The collateral pledged for repurchase agreements that are classified as secured borrowings is summarized as follows (in thousands):

	As of December 31, 2017
	Remaining Contractual Maturity of the Agreements
	Overnight and continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Repurchase Agreements:
Mortgage-backed securities - government sponsored entities	$26,626	$0	$0	$0	$26,626

Total liability recognized for repurchase agreements					$24,286

	As of December 31, 2016
	Remaining Contractual Maturity of the Agreements
	Overnight and continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Repurchase Agreements:
Obligations of U.S. Government agencies	$34,917	$0	$0	$230	$35,147

Total liability recognized for repurchase agreements					$32,811

The Company has a line of credit commitment available from the FHLB of Pittsburgh for borrowings of up to $150,000,000 which renews annually in May.  At December 31, 2017, there were $18,244,000 of borrowings outstanding on this line.    There were no borrowings under this line of credit at December 31, 2016.    The Company has a line of credit commitment available from Atlantic Community Bankers Bank for $7,000,000 which expires on June 30, 2018.  There were no borrowings under this line of credit at December 31, 2017 and 2016. The Company has a line of credit commitment available from PNC Bank for $16,000,000 at December 31, 2017. There were no borrowings under this line of credit at December 31, 2017 and December 31, 2016.  The Company also has a line of credit commitment from Zions Bank for $17,000,000.  There were no borrowings under this line of credit at December 31, 2017 and December 31, 2016.

Other borrowings consisted of the following at December 31, 2017 and 2016:

	2017	2016
	(In Thousands)

Notes with the FHLB:

Convertible note due January 2017 at 4.71%	$-	$10,000
Amortizing fixed rate borrowing due December 2017 at 1.27%	-	4,025
Amortizing fixed rate borrowing due January 2018 at 0.91%	51	662
Amortizing fixed rate borrowing due December 2018 at 1.42%	823	1,634
Amortizing fixed rate borrowing due January 2019 at 1.39%	5,451	-
Fixed rate term borrowing due August 2019 at 1.61%	10,000	-
Amortizing fixed rate borrowing due June 2020 at 1.49%	5,093	7,078
Amortizing fixed rate borrowing due December 2020 at 1.71%	3,051	4,034
Amortizing fixed rate borrowing due March 2022 at 1.75%	3,730	4,568
Amortizing fixed rate borrowing due October 2022 at 1.88%	7,746	-
	$35,945	$32,001

Contractual maturities and scheduled cash flows of other borrowings at December 31, 2017 are as follows (in thousands):

2018	$874
2019	15,451
2020	8,144
2022	11,476
$35,945

The Bank’s maximum borrowing capacity with the FHLB was $369,580,000 of which $54,188,000 was outstanding at December 31, 2017. Advances from the FHLB are secured by qualifying assets of the Bank.